SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Product Information [Line Items]
Total operating revenue	$ 3,976,190	$ 2,922,413
One Eighty Holdings Ltd [Member]
Product Information [Line Items]
Total operating revenue	2,785,448	2,094,588	$ 6,173,897	$ 2,842,669
Advertising Services [Member]
Product Information [Line Items]
Advertisement design and consultation services	543,925	598,953
Advertisement display services	1,813,584	2,400,051
Gross revenue from advertising services	2,357,509	2,999,004
Less: discount to customers for advertisement displays	(136,715)	(87,522)
Digital Advertising Services [Member]
Product Information [Line Items]
Total operating revenue	2,220,794	2,911,482
Cash Rebate Services [Member]
Product Information [Line Items]
Total operating revenue	10,621	5,552
Payment Solution Services Related Party [Member]
Product Information [Line Items]
Total operating revenue	4,303	5,379
License and Service [Member]
Product Information [Line Items]
Total operating revenue	1,740,472
Creative Income [Member] | One Eighty Holdings Ltd [Member]
Product Information [Line Items]
Total operating revenue	1,628,929	579,296	3,483,215	981,171
Production Income [Member] | One Eighty Holdings Ltd [Member]
Product Information [Line Items]
Total operating revenue	394,775	699,881	1,754,979	718,380
Promotional Campaign Services [Member] | One Eighty Holdings Ltd [Member]
Product Information [Line Items]
Total operating revenue	560,057	685,321	635,830	931,637
Social Media Management Income [Member] | One Eighty Holdings Ltd [Member]
Product Information [Line Items]
Total operating revenue		78,713	106,145	26,898
Printing Income [Member] | One Eighty Holdings Ltd [Member]
Product Information [Line Items]
Total operating revenue	4,623	517	11,323
Media Agency Income [Member] | One Eighty Holdings Ltd [Member]
Product Information [Line Items]
Total operating revenue	$ 197,064	$ 50,860	$ 182,405	$ 184,583